Accounts Receivable, Net - Schedule of Movement of Allowance for Current Expected Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Movement of Allowance for Current Expected Credit Losses [Abstract]
Beginning balance	$ 89,399	$ 52,773
Provision for credit losses	5,200	38,617
Exchange rate effect	1,759	(1,991)
Ending balance	$ 96,358	$ 89,399